united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd., Houston, TX 77024-3925

(Address of principal executive offices)       (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(888) 345-1898

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2025

Item 1. Reports to Stockholders.

(a)

Commonwealth Australia/New Zealand Fund

(CNZLX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Commonwealth Australia/New Zealand Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Australia/New Zealand Fund	$314	2.89%

How did the Fund perform during the reporting period?

The Commonwealth Australia/New Zealand Fund reported a NAV of $12.78 per share as of October 31, 2025, up from $11.06 one year earlier. This reflects a total return of 17.20%, including the $0.151 per-share distribution paid in December 2024.

Contributors: Performance was supported by investments in the industrials, information technology, and materials sectors. Top positive contributors included South Port New Zealand Ltd., ikeGPS Group Ltd., Lynas Rare Earth Ltd., Freightways Group Ltd., and Brambles Ltd.

Detractors: The Fund’s exposure to the health care sector weighed on performance. Additional detractors included CSL Ltd., Mainfreight Ltd., Ryman Healthcare Ltd., Infratil Ltd., and Sonic Healthcare Ltd. Depreciation of both the New Zealand dollar and Australian dollar versus the U.S. dollar further dampened returns.

The Fund’s portfolio consisted of 42 equity positions (common stock and ADRs) and a money market investment. The portfolio remained diversified across holdings that the Adviser believes have attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Australia/New Zealand Fund
Australian All Ordinaries Index
MSCI ACWI ex USA Index
NZX 50 Index
$30,000
$20,000
$10,000
$0
$26,549
$20,933
$19,092
$15,507
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Commonwealth Australia/New Zealand Fund	Australian All Ordinaries Index	MSCI ACWI ex USA Index	NZX 50 Index
Oct-2015	$10,000	$10,003	$10,000	$9,999
Oct-2016	$12,251	$11,516	$10,022	$12,265
Oct-2017	$13,261	$13,579	$12,391	$13,732
Oct-2018	$13,055	$13,103	$11,370	$14,054
Oct-2019	$13,897	$15,433	$12,651	$17,028
Oct-2020	$14,410	$14,846	$12,321	$19,667
Oct-2021	$19,053	$20,719	$15,975	$23,095
Oct-2022	$13,457	$17,274	$12,025	$16,249
Oct-2023	$12,005	$17,857	$13,477	$15,422
Oct-2024	$13,231	$23,452	$16,756	$18,567
Oct-2025	$15,507	$26,549	$20,933	$19,092

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Australia/New Zealand Fund	17.20%	1.48%	4.48%
Australian All Ordinaries Index	13.23%	12.32%	10.26%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
NZX 50 Index	2.82%	-0.59%	6.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$13,814,684
Number of Portfolio Holdings	43
Advisory Fee	$90,570
Portfolio Turnover	8%

Sector Weighting (% of net assets)

Industrials
42.1%
Health Care
12.6%
Utilities
11.2%
Materials
10.3%
Financials
6.1%
Communications
5.3%
Consumer Discretionary
4.1%
Consumer Staples
2.7%
Real Estate
2.2%
Energy
1.2%
Technology
0.5%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	0.3%
Technology	0.5%
Energy	1.2%
Real Estate	2.2%
Consumer Staples	2.7%
Consumer Discretionary	4.1%
Communications	5.3%
Financials	6.1%
Materials	10.3%
Utilities	11.2%
Health Care	12.6%
Industrials	42.1%

Country Weighting (% of net assets)

New Zealand
59.4%
Australia
38.0%
United States
1.3%

Value	Value
United States	1.3%
Australia	38.0%
New Zealand	59.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
South Port New Zealand Ltd.	14.4%
Infratil Ltd.	8.0%
Freightways Ltd.	6.3%
Brambles Ltd.	5.4%
Mainfreight Ltd.	5.0%
ikeGPS Group Ltd.	4.3%
Briscoe Group Ltd.	4.1%
Telstra Corp. Ltd.	3.7%
Lynas Rare Earth Ltd.	3.6%
Skellerup Holdings Ltd.	3.4%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Australia/New Zealand Fund -  (CNZLX)

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-CNZLX

Africa Fund

Africa Fund -  (CAFRX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Africa Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa Fund	$197	1.75%

How did the Fund perform during the reporting period?

The Africa Fund reported a net asset value (NAV) of $10.73 per share as of October 31, 2025, up from $8.92 one year earlier. This represents a total return of 25.25%, including the $0.355 per-share distribution paid in December 2024.

Contributors: Performance was supported by the Fund’s investments in the materials, financials, and communication services sectors. The strongest contributors were Gold Fields Ltd ADR, AngloGold Ashanti Plc, Naspers Ltd., Capitec Bank Holdings Ltd., and MTN Group Ltd. ADR. Additionally, the 1.7% appreciation of the South African Rand relative to the U.S. dollar benefited returns.

Detractors: The Fund’s exposure to the health care and industrials sectors detracted from results. Notable individual detractors included Aspen Pharmacare Holdings Ltd., Sappi Ltd., Wilson Bayly Holmes Ltd., Bidvest Group Ltd., and Oceana Group Ltd.

The Fund’s portfolio consisted of 39 equity positions (common stock and ADRs), a South African government bond, and a money market investment. The portfolio remained diversified across holdings that the Adviser believes have attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Africa Fund
Dow Jones Africa Titans 50 Index
MSCI Emerging Markets Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,971
$18,523
$15,118
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Africa Fund	Dow Jones Africa Titans 50 Index	MSCI Emerging Markets Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$9,833	$10,679	$10,927
Oct-2017	$10,799	$11,761	$13,817
Oct-2018	$9,578	$10,628	$12,087
Oct-2019	$9,543	$11,670	$13,521
Oct-2020	$7,511	$10,783	$14,636
Oct-2021	$10,694	$12,896	$17,119
Oct-2022	$9,241	$9,875	$11,807
Oct-2023	$8,834	$10,068	$13,083
Oct-2024	$12,070	$12,711	$16,394
Oct-2025	$15,118	$18,523	$20,971

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa Fund	25.25%	15.02%	4.22%
Dow Jones Africa Titans 50 Index	45.73%	11.43%	6.36%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$5,671,733
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$0
Portfolio Turnover	1%

Sector Weighting (% of net assets)

Financials
31.1%
Materials
20.3%
Communications
11.2%
Consumer Discretionary
10.9%
Consumer Staples
8.9%
Real Estate
5.8%
Industrials
5.2%
Money Market Funds
3.5%
Sovereign
1.7%
Health Care
1.4%

Value	Value
Health Care	1.4%
Sovereign	1.7%
Money Market Funds	3.5%
Industrials	5.2%
Real Estate	5.8%
Consumer Staples	8.9%
Consumer Discretionary	10.9%
Communications	11.2%
Materials	20.3%
Financials	31.1%

Country Weighting (% of net assets)

South Africa
88.9%
United Kingdom
5.7%
United States
3.5%
Egypt
1.9%

Value	Value
Egypt	1.9%
United States	3.5%
United Kingdom	5.7%
South Africa	88.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitec Bank Holdings Ltd.	11.7%
Naspers Ltd., N Shares	6.5%
Gold Fields Ltd.	5.6%
DataTec Ltd.	4.0%
AngloGold Ashanti PLC	3.6%
Federated Hermes Government Obligations Fund, Institutional Class	3.5%
Vukile Property Fund Ltd.	3.5%
MTN Group Ltd.	3.2%
Astral Foods Ltd.	2.8%
Grindrod Ltd.	2.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Africa Fund -  (CAFRX)

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-CAFRX

Commonwealth Japan Fund

(CNJFX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Commonwealth Japan Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Japan Fund	$187	1.75%

How did the Fund perform during the reporting period?

The Commonwealth Japan Fund reported a NAV of $4.28 per share as of October 31, 2025, compared with $3.79 one year prior. This represents a total return of 13.59%, including the $0.022 per-share distribution paid in December 2024.

Contributors: Positive performance contributions came from investments in the industrials, financials, materials, and information technology sectors. Top positive contributors included Kajima Corp., Meidensha Corp., Hitachi Ltd., Sompo Holdings, Inc., and T&D Holdings, Inc.

Detractors: The Fund’s investments in consumer staples, utilities, and materials sectors negatively affected returns. Specific holdings that contributed to the underperformance included: Unicharm Corp., Nitori Holdings Co., Ltd., Nidec Corp., Terumo Corp., and Shin-Etsu Chemical Co., Ltd. Additionally, the 1.4% depreciation of the Japanese Yen against the U.S. dollar negatively impacted the Fund’s returns.

The Fund’s portfolio consisted of 48 equity positions (common stock and ADRs), one investment-grade corporate bond, and a money market position. The portfolio remained diversified across holdings that the Adviser believes have attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Japan Fund
Tokyo Stock Price Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,160
$13,609
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Commonwealth Japan Fund	Tokyo Stock Price Index
Oct-2015	$10,000	$10,000
Oct-2016	$10,242	$10,513
Oct-2017	$11,576	$12,567
Oct-2018	$11,091	$12,009
Oct-2019	$12,485	$13,061
Oct-2020	$12,212	$13,093
Oct-2021	$13,364	$15,545
Oct-2022	$9,569	$11,812
Oct-2023	$10,801	$13,878
Oct-2024	$11,982	$16,920
Oct-2025	$13,609	$21,160

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Japan Fund	13.59%	2.19%	3.13%
Tokyo Stock Price Index	25.06%	10.08%	7.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$7,041,250
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$0
Portfolio Turnover	6%

Sector Weighting (% of net assets)

Industrials 30.6%
Financials 16.3%
Health Care 12.1%
Technology 9.7%
Consumer Staples 9.0%
Consumer Discretionary 8.8%
Real Estate 3.8%
Materials 3.4%
Utilities 1.7%
Energy 1.6%
Communications 0.9%
Money Market Funds 0.7%
Other Assets in Excess of Liabilities 1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
Money Market Funds	0.7%
Communications	0.9%
Energy	1.6%
Utilities	1.7%
Materials	3.4%
Real Estate	3.8%
Consumer Discretionary	8.8%
Consumer Staples	9.0%
Technology	9.7%
Health Care	12.1%
Financials	16.3%
Industrials	30.6%

Country Weighting (% of net assets)

Value	Value
United States	2.0%
Japan	96.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kajima Corp.	5.9%
Hitachi Ltd.	5.1%
Hoya Corp.	5.1%
Meidensha Corp.	4.3%
Asahi Intecc Co. Ltd.	3.6%
Terumo Corp.	3.4%
ORIX Corp.	3.3%
Dai-ichi Life Holdings, Inc.	3.2%
Fast Retailing Co. Ltd.	3.1%
T&D Holdings, Inc.	3.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Japan Fund -  (CNJFX)

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-CNJFX

Commonwealth Global Fund

(CNGLX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Commonwealth Global Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Global Fund	$266	2.58%

How did the Fund perform during the reporting period?

The Commonwealth Global Fund reported a NAV of $21.46 per share as of October 31, 2025, compared with $20.81 a year earlier. This represents a total return of 6.46%, including the $0.679 per-share distribution paid in December 2024.

Contributors: Positive performance contributions came from investments in the financials, information technology, and consumer discretionary sectors. Geographically, the Fund’s holdings in the United States, Germany, Taiwan, and Norway supported returns. Notable contributing securities included Siemens AG ADR, Taiwan Semiconductor ADR, Sony Group Corp ADR, Gjensidige Forsikring ASA ADR, and JPMorgan Chase & Co.

Detractors: Investments in the materials, health care, and consumer staples sectors detracted from performance. On a geographic basis, exposure to Denmark, Israel, France, and Ireland weighed on returns. Detracting individual holdings included Miller Industries, Inc., Novo Nordisk A/S ADR, Nidec Corporation, and Skyworks Solutions, Inc.

The Fund’s portfolio consisted of 41 equity positions (common stock and ADRs) and a money market investment. The portfolio remained diversified across holdings that the Adviser believes have attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Global Fund
MSCI ACWI Index Net
$30,000
$20,000
$10,000
$0
$29,208
$16,755
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Commonwealth Global Fund	MSCI ACWI Index Net
Oct-2015	$10,000	$10,000
Oct-2016	$10,014	$10,205
Oct-2017	$11,476	$12,572
Oct-2018	$11,042	$12,507
Oct-2019	$11,878	$14,082
Oct-2020	$12,148	$14,770
Oct-2021	$15,838	$20,277
Oct-2022	$12,643	$16,230
Oct-2023	$12,834	$17,934
Oct-2024	$15,738	$23,816
Oct-2025	$16,755	$29,208

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Global Fund	6.46%	6.64%	5.30%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$17,229,960
Number of Portfolio Holdings	42
Advisory Fee	$125,621
Portfolio Turnover	7%

Sector Weighting (% of net assets)

Technology
27.6%
Industrials
15.1%
Health Care
12.0%
Financials
11.1%
Consumer Staples
10.5%
Consumer Discretionary
9.8%
Energy
5.8%
Communications
2.9%
Utilities
2.3%
Materials
1.9%
Money Market Funds
1.0%

Value	Value
Money Market Funds	1.0%
Materials	1.9%
Utilities	2.3%
Communications	2.9%
Energy	5.8%
Consumer Discretionary	9.8%
Consumer Staples	10.5%
Financials	11.1%
Health Care	12.0%
Industrials	15.1%
Technology	27.6%

Country Weighting (% of net assets)

United States
51.7%
United Kingdom
9.1%
Germany
6.4%
Japan
4.9%
Switzerland
4.3%
Taiwan Province of China
3.5%
France
3.5%
India
3.4%
Norway
3.1%
South Africa
2.4%
Panama
2.2%
Israel
2.2%
Mexico
1.3%
Denmark
1.2%
Ireland
0.8%

Value	Value
Ireland	0.8%
Denmark	1.2%
Mexico	1.3%
Israel	2.2%
Panama	2.2%
South Africa	2.4%
Norway	3.1%
India	3.4%
France	3.5%
Taiwan Province of China	3.5%
Switzerland	4.3%
Japan	4.9%
Germany	6.4%
United Kingdom	9.1%
United States	51.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.0%
Siemens AG	5.7%
NetApp, Inc.	4.8%
Microsoft Corp.	4.5%
Thermo Fisher Scientific, Inc.	4.4%
Group 1 Automotive, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
AstraZeneca PLC	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
HDFC Bank Ltd.	3.4%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Global Fund -  (CNGLX)

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-CNGLX

Commonwealth Real Estate Securities Fund

(CNREX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Commonwealth Real Estate Securities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Real Estate Securities Fund	$255	2.63%

How did the Fund perform during the reporting period?

The Commonwealth Real Estate Securities Fund reported a NAV of $22.84 per share as of October 31, 2025, down from $24.71 one year earlier. This represents a total return of –5.96%, including the $0.426 per-share distribution paid in December 2024.

Contributors: On a geographic basis, investments in Mexico, Japan, Brazil, and the United Kingdom contributed positively. The strongest performing individual holdings included Kajima Corp ADR, Cemex SAB de CV ADR, Grupo Aeroportuario del Sureste ADR, Cyrela Brazil Realty S.A. ADR, and W. P. Carey, Inc.

Detractors: Exposure to US property REITs and real estate-related companies in the consumer discretionary and financials sectors negatively impacted results. Key detractors include James Hardie Industries PLC ADR, Lennox International, Inc., Lennar Corp., Tecnoglass, Inc., and Iron Mountain, Inc.

The Fund’s portfolio consisted of 41 equity securities (common stock, ADRs, and REITs), two investment-grade fixed-income positions, and a money market investment. The portfolio remained diversified across holdings that the Adviser believes have attractive fundamentals.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Commonwealth Real Estate Securities Fund
MSCI US REIT Index
$20,000
$15,000
$10,000
$5,000
$0
$17,652
$16,665
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Commonwealth Real Estate Securities Fund	MSCI US REIT Index
Oct-2015	$10,000	$10,000
Oct-2016	$10,007	$10,682
Oct-2017	$11,584	$11,275
Oct-2018	$10,697	$11,466
Oct-2019	$12,747	$14,175
Oct-2020	$11,292	$11,197
Oct-2021	$15,978	$16,986
Oct-2022	$12,606	$13,796
Oct-2023	$12,808	$12,980
Oct-2024	$17,721	$17,714
Oct-2025	$16,665	$17,652

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Real Estate Securities Fund	-5.96%	8.10%	5.24%
MSCI US REIT Index	-0.35%	9.53%	5.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

Net Assets	$15,457,140
Number of Portfolio Holdings	44
Advisory Fee	$120,307
Portfolio Turnover	9%

Sector Weighting (% of net assets)

Real Estate
42.2%
Consumer Discretionary
17.6%
Materials
15.1%
Industrials
13.6%
Financials
3.7%
U.S. Treasury Obligations
3.6%
Money Market Funds
3.5%
Consumer Staples
0.7%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	0.7%
Money Market Funds	3.5%
U.S. Treasury Obligations	3.6%
Financials	3.7%
Industrials	13.6%
Materials	15.1%
Consumer Discretionary	17.6%
Real Estate	42.2%

Country Weighting (% of net assets)

United States
68.6%
Colombia
6.7%
Mexico
5.5%
Ireland
5.3%
United Kingdom
4.8%
Japan
2.5%
Brazil
2.2%
Hong Kong
2.1%
Australia
1.3%
Canada
1.1%

Value	Value
Canada	1.1%
Australia	1.3%
Hong Kong	2.1%
Brazil	2.2%
Japan	2.5%
United Kingdom	4.8%
Ireland	5.3%
Mexico	5.5%
Colombia	6.7%
United States	68.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tecnoglass, Inc.	6.7%
Lennox International, Inc.	5.6%
InterContinental Hotels Group PLC	4.8%
Iron Mountain, Inc.	4.8%
Lowe's Cos., Inc.	4.0%
D.R. Horton, Inc.	3.9%
Digital Realty Trust, Inc.	3.7%
Federated Hermes Government Obligations Fund, Institutional Class	3.5%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.5%
James Hardie Industries PLC	3.4%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/commonwealth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Commonwealth Real Estate Securities Fund -  (CNREX)

Annual Shareholder Report - October 31, 2025

TSR-AR 103125-CNREX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has a least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is John Akard, Jr. and Anthony Box, who are “independent” for purposes of this Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for professional services by Cohen & Company, Ltd. during the fiscal year 2025 and fiscal year 2024, were as follows:

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FY 2025	$67,500
FY 2024	$67,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FY 2025	$15,000
FY 2024	$15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Commonwealth Australia/New Zealand Fund

Africa Fund

Commonwealth Japan Fund

Commonwealth Global Fund

Commonwealth Real Estate Securities Fund

Annual Financial Statements

and Additional Information

October 31, 2025

Commonwealth International Series Trust

791 Town & Country Blvd, Suite 250

Houston, Texas 77024-3925

Telephone: 1-888-345-1898

www.commonwealthfunds.com

Commonwealth International Series Trust

Schedule of Investments

October 31, 2025

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

	Shares	Fair Value
COMMON STOCKS (98.40%)
Australia (37.95%)
Base Metals (0.37%)
Lotus Resources Ltd.(a)	400,000	$51,047

Biotech (2.11%)
CSL Ltd.	2,500	292,048

Containers & Packaging (5.44%)
Brambles Ltd.	46,216	751,918

Data Center REITs (0.62%)
DigiCompany Infrastructure REIT	50,000	85,406

Diversified Banks (1.61%)
Macquarie Group Ltd.	1,552	221,993

Environmental & Facilities Services (1.52%)
Cleanaway Waste Management Ltd.	125,946	210,185

Exploration & Production (1.17%)
Woodside Energy Group Ltd. - ADR	10,000	162,100

Gas Utilities (2.01%)
APA Group	46,187	277,485

Health Care Facilities (0.58%)
Ramsay Health Care Ltd.	3,816	80,166

Health Care Services (1.84%)
Sonic Healthcare Ltd.	18,382	254,557

Industrial REITs (0.47%)
Goodman Group	3,000	64,849

Information Technology (0.52%)
NEXTDC Ltd.(a)	7,000	72,199

Infrastructure Software (0.52%)
xReality Group Ltd.(a)	2,000,000	71,990

Internet Media & Services (1.13%)
Webjet Ltd.(a)	57,000	155,929

Iron (0.95%)
BHP Group Ltd. - ADR	2,300	131,215

Logistics Services (3.20%)
Qube Holdings Ltd.	153,645	441,427

Medical Devices (2.38%)
Cochlear Ltd.	1,750	328,881

Mineral & Precious Stone Mining (3.57%)
Lynas Rare Earth Ltd. - ADR(a)	49,800	492,273

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

	Shares	Fair Value
COMMON STOCKS (98.40%) - continued
Australia (37.95%) - continued
P&C Insurance (2.02%)
QBE Insurance Group Ltd.	17,160	$222,810
Suncorp Group Ltd.	4,399	56,485
		279,295
Retail REITs (1.11%)
Scentre Group Ltd.	57,779	153,901

Transport Operations & Services (1.13%)
Transurban Group	16,482	156,191

Wireless Telecommunications (3.68%)
Telstra Corp. Ltd.	158,985	507,753

Total Australia		5,242,808

New Zealand (59.47%)
Alcoholic Beverages (0.37%)
Delegat Group Ltd.	21,456	50,966

Courier Services (6.31%)
Freightways Ltd.	103,540	872,365

Flow Control Equipment (3.41%)
Skellerup Holdings Ltd.	150,000	471,353

Food & Drug Stores (0.82%)
Green Cross Health Ltd.	211,796	113,954

Health Care Facilities (3.96%)
Oceania Healthcare Ltd.(a)	457,544	206,891
Ryman Healthcare Ltd.(a)	207,600	341,030
		547,921
Health Care Supply Chain (0.59%)
AFT Pharmaceuticals Ltd.(a)	46,000	81,094

Home Products Stores (4.11%)
Briscoe Group Ltd.	183,520	567,230

Life Science & Diagnostics (0.63%)
Pacific Edge Ltd.(a)	800,000	86,085

Logistics Services (4.99%)
Mainfreight Ltd.	20,000	689,714

Measurement Instruments (4.34%)
ikeGPS Group Ltd.(a)	831,366	599,577

Medical Devices (0.53%)
Aroa Biosurgery Ltd.(a)	145,000	73,544

P&C Insurance (2.45%)
Tower Ltd.	320,000	338,847

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

	Shares	Fair Value
COMMON STOCKS (98.40%) - continued
New Zealand (59.47%) - continued
Packaged Food (1.53%)
Sanford Ltd.	60,000	$211,207

Power Generation (9.20%)
Contact Energy Ltd.	30,000	160,037
Infratil Ltd.	156,975	1,110,532
		1,270,569
Transport Operations & Services (16.23%)
Port of Tauranga Ltd.	55,000	247,439
South Port New Zealand Ltd.	376,010	1,992,932
		2,240,371
Total New Zealand		8,214,797

United States (0.98%)
Fabricated Metal & Hardware (0.98%)
Reliance Worldwide Corp. Ltd.	50,000	135,798

Total Common Stocks (Cost $7,440,312)		13,593,403

MONEY MARKET FUNDS (0.27%)
Federated Hermes Government Obligations Fund, Institutional Class, 3.98%(b)	37,852	37,852
Total Money Market Funds (Cost $37,852)		37,852

Total Investments — (98.67%) (Cost $7,478,164)		13,631,255
Other Assets in Excess of Liabilities (1.33%)		183,429
NET ASSETS — 100.00%		$13,814,684

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments

October 31, 2025

AFRICA FUND

	Shares	Fair Value
COMMON STOCKS (94.81%)
Egypt (1.88%)
Banks (1.30%)
Commercial International Bank Egypt SAE - GDR	34,571	$73,809

Other Commercial Support Services (0.58%)
Integrated Diagnostics Holdings PLC	59,000	33,040

Total Egypt		106,849

South Africa (87.22%)
Agricultural Producers (4.17%)
Astral Foods Ltd.	12,200	157,612
Oceana Group Ltd.	28,000	78,933
		236,545
Automotive Retailers (4.45%)
Bidvest Group Ltd.	9,000	116,801
Motus Holdings Ltd.	22,500	135,449
		252,250
Banks (17.52%)
Capitec Bank Holdings Ltd.	3,000	663,238
FirstRand Ltd.	23,200	110,047
Nedbank Group Ltd.	6,000	81,737
Standard Bank Group Ltd. - ADR	9,400	139,120
		994,142
Basic & Diversified Chemicals (0.45%)
Sasol Ltd. - ADR(a)	4,000	25,320

Building Construction (1.86%)
Wilson Bayly Holmes-Ovcon Ltd.	12,100	105,758

Coal Mining (1.80%)
Exxaro Resources Ltd.	10,000	102,015

Consumer Elec & Applc Whslrs (3.99%)
DataTec Ltd.	54,575	226,319

Food & Beverage Wholesalers (2.04%)
Bid Corp. Ltd.	4,667	115,463

Food & Drug Stores (2.67%)
Shoprite Holdings Ltd. - ADR	9,000	151,650

Institutional Brokerage (0.98%)
Coronation Fund Managers Ltd.	19,500	55,432

Internet Media & Services (6.45%)
Naspers Ltd., N Shares	5,200	365,959

Life & Health Insurance (2.45%)
Momentum Metropolitan Holdings	72,000	138,720

Life Insurance (3.94%)
Clientele Ltd.	90,000	72,734

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

AFRICA FUND

	Shares	Fair Value
COMMON STOCKS (94.81%) - continued
South Africa (87.22%) - continued
Life Insurance (3.94%) - continued
Discovery Ltd.	12,000	$150,757
		223,491
Marine Shipping (2.76%)
Grindrod Ltd.	160,000	156,440

Other Financial Services (1.38%)
Old Mutual Ltd.	100,000	78,162

Paper & Pulp Mills (0.95%)
Sappi Ltd.	41,000	53,640

Precious Metals (11.44%)
Anglo American Platinum Ltd.	1,100	68,148
Gold Fields Ltd. - ADR	8,200	314,962
Harmony Gold Mining Co. Ltd.	3,500	58,792
Impala Platinum Holdings Ltd.	12,500	134,405
Sibanye Stillwater Ltd.(a)	27,000	72,158
		648,465
Real Estate Services (3.52%)
Vukile Property Fund Ltd.	153,000	199,638

Self-Storage Owners & Developers (2.24%)
Stor-Age Property REIT Ltd.	130,000	126,808

Specialty & Generic Pharmaceuticals (1.40%)
Aspen Pharmacare Holdings Ltd.	14,000	79,240

Specialty Apparel Stores (2.50%)
Mr. Price Group Ltd.	11,900	142,004

Wealth Management (3.55%)
Alexander Forbes Group Holdings Ltd.	170,000	80,706
PSG Konsult Ltd.	85,000	120,864
		201,570
Wireless Telecommunications (4.71%)
MTN Group Ltd. - ADR	18,000	180,900
Vodacom Group Ltd.	10,700	86,436
		267,336
Total South Africa		4,946,367

United Kingdom (5.71%)
Precious Metals (5.71%)
AngloGold Ashanti PLC	3,000	204,000
Endeavour Mining PLC	3,000	120,090
Total United Kingdom		324,090

Total Common Stocks (Cost $3,677,294)		5,377,306

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

AFRICA FUND

	Principal Amount	Fair Value
SOVEREIGN BONDS (1.69%)
South Africa (1.69%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041	$100,000	$95,882
Total Sovereign Bonds (Cost $91,155)		95,882

	Shares
MONEY MARKET FUNDS (3.55%)
Federated Hermes Government Obligations Fund, Institutional Class, 3.98%(b)	201,305	201,305
Total Money Market Funds (Cost $201,305)		201,305

Total Investments — (100.05%) (Cost $3,969,754)		5,674,493
Liabilities in Excess of Other Assets (-0.05%)		(2,760)
NET ASSETS — 100.00%		$5,671,733

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments

October 31, 2025

COMMONWEALTH JAPAN FUND

	Shares	Fair Value
COMMON STOCKS (96.43%)
Japan (96.43%)
Alcoholic Beverages (1.40%)
Kirin Holdings Co. Ltd.	7,000	$98,319

Auto Parts (0.96%)
DENSO Corp.	4,800	67,326

Automobiles (2.03%)
Toyota Motor Corp. - ADR	700	142,933

Basic & Diversified Chemicals (2.10%)
Mitsubishi Gas Chemical Co., Inc.	8,000	148,314

Building Construction (5.89%)
Kajima Corp.	12,850	414,922

Building Maintenance Services (1.79%)
Taihei Dengyo Kaisha Ltd.	9,000	126,323

Commercial & Residential Building Equipment & Systems (1.66%)
Daikin Industries Ltd.	1,000	116,641

Commercial Finance (4.88%)
Kyushu Leasing Service Co. Ltd.	13,000	111,943
ORIX Corp.	9,500	231,790
		343,733
Consumer Electronics (1.58%)
Sony Group Corp. - ADR	4,000	111,560

Courier Services (1.45%)
Yamato Holdings Co. Ltd.	7,000	102,294

Diversified Industrials (5.15%)
Hitachi Ltd.	10,500	362,344

Electrical Power Equipment (4.29%)
Meidensha Corp.	7,600	302,314

Electronics Components (3.25%)
Murata Manufacturing Co. Ltd.	3,000	66,033
Nidec Corp.	6,300	76,979
Taiyo Yuden Co. Ltd.	3,000	85,676
		228,688
Exploration & Production (1.60%)
INPEX Corp.	6,100	112,456

Factory Automation Equipment (1.36%)
FANUC Corp.	3,000	95,565

Food & Beverage Wholesalers (1.23%)
Yamae Group Holdings Co. Ltd.	5,200	86,450

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

COMMONWEALTH JAPAN FUND

	Shares	Fair Value
COMMON STOCKS (96.43%) - continued
Japan (96.43%) - continued
Food & Drug Stores (2.30%)
Sugi Holdings Company Ltd.	7,500	$161,968

Health Care Supplies (5.09%)
Hoya Corp.	2,200	358,113

Home Products Stores (1.38%)
Nitori Holdings Co. Ltd.	6,000	97,336

Infrastructure Construction (1.86%)
Takada Corp.	12,000	130,976

Integrated Electric Utilities (1.66%)
Kansai Electric Power Co., Inc. (The)	7,500	117,168

IT Services (3.26%)
INES Corp.	10,000	110,704
Otsuka Corp.	6,000	118,750
		229,454
Life Insurance (7.38%)
Dai-ichi Life Holdings, Inc.	32,000	225,301
Sony Financial Group, Inc. - ADR	15,800	78,526
T&D Holdings, Inc.	10,000	215,502
		519,329
Logistics Services (1.36%)
Nippon Express Holdings Co. Ltd.	4,500	95,691

Mass Merchants (1.24%)
Aeon Kyushu Co. Ltd.	4,500	87,573

Medical Devices (7.05%)
Asahi Intecc Co. Ltd.	16,000	254,061
Terumo Corp.	15,000	242,513
		496,574
Multi Asset Class Owners & Developers (3.75%)
Mitsui Fudosan Co. Ltd.	9,000	93,530
Sumitomo Realty & Development Co. Ltd.	4,000	170,819
		264,349
P&C Insurance (4.05%)
Sompo Holdings, Inc.	6,900	210,799
Tokio Marine Holdings, Inc. - ADR	2,000	74,420
		285,219
Personal Care Products (2.78%)
Kao Corp.	2,000	84,618
Unicharm Corp.	18,000	111,372
		195,990
Semiconductor Manufacturing (1.57%)
Tokyo Electron Ltd.	500	110,898

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

COMMONWEALTH JAPAN FUND

	Shares	Fair Value
COMMON STOCKS (96.43%) - continued
Japan (96.43%) - continued
Specialty Apparel Stores (3.14%)
Fast Retailing Co. Ltd.	600	$220,603

Specialty Chemicals (1.29%)
Shin-Etsu Chemical Co. Ltd.	3,000	90,620

Transit Services (5.74%)
Daiichi Koutsu Sangyo Co. Ltd.	12,200	57,792
East Japan Railway Co.	4,500	109,678
Hankyu Hanshin Holdings, Inc.	4,400	118,092
Keikyu Corp.	6,500	60,611
Tobu Railway Co. Ltd.	3,600	58,016
		404,189
Wireless Telecommunications (0.91%)
KDDI Corp.	4,000	63,892

Total Japan		6,790,124

Total Common Stocks (Cost $3,905,275)		6,790,124

	Principal Amount
CORPORATE BONDS (1.25%)
United States (1.25%)
American Honda Finance Corp, 1.80%, 1/13/2031	$100,000	87,917
Total Corporate Bonds (Cost $86,633)		87,917

	Shares
MONEY MARKET FUNDS (0.67%)
Federated Hermes Government Obligations Fund, Institutional Class, 3.98%(a)	47,160	47,160
Total Money Market Funds (Cost $47,160)		47,160

Total Investments — (98.35%) (Cost $4,039,068)		6,925,201
Other Assets in Excess of Liabilities (1.65%)		116,049
NET ASSETS — 100.00%		$7,041,250

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments

October 31, 2025

COMMONWEALTH GLOBAL FUND

	Shares	Fair Value
COMMON STOCKS (98.98%)
Denmark (1.15%)
Large Pharmaceuticals (1.15%)
Novo Nordisk A/S - ADR	4,000	$197,840

France (3.48%)
Basic & Diversified Chemicals (1.08%)
Arkema S.A. - ADR	3,130	185,875

Integrated Oils (1.44%)
TotalEnergies SE - ADR	4,000	248,960

Water Utilities (0.96%)
Veolia Environnement S.A. - ADR	10,000	164,850

Total France		599,685

Germany (6.47%)
Diversified Industrials (5.77%)
Siemens AG - ADR	7,000	991,830

P&C Insurance (0.70%)
Allianz SE - ADR	3,000	120,540

Total Germany		1,112,370

India (3.36%)
Banks (3.36%)
HDFC Bank Ltd. - ADR	16,000	579,520

Ireland (0.79%)
Building Materials (0.79%)
James Hardie Industries PLC(a)	6,500	136,045

Israel (2.14%)
Application Software (2.14%)
NICE Ltd. - ADR	2,700	368,982

Japan (4.90%)
Auto Parts (0.76%)
Bridgestone Corp. - ADR	6,000	130,680

Consumer Electronics (3.23%)
Sony Group Corp. - ADR	20,000	557,800

Electronics Components (0.79%)
Nidec Corp.	50,000	136,500

Life Insurance (0.12%)
Sony Financial Group, Inc. - ADR	4,000	19,880

Total Japan		844,860

Mexico (1.32%)
Wireless Telecommunications (1.32%)
America Movil S.A.B. de C.V., Class L - ADR	10,000	227,700

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

COMMONWEALTH GLOBAL FUND

	Shares	Fair Value
COMMON STOCKS (98.98%) - continued
Norway (3.11%)
P&C Insurance (3.11%)
Gjensidige Forsikring ASA - ADR	20,000	$536,000

Panama (2.18%)
Airlines (2.18%)
Copa Holdings, S.A., Class A	3,000	375,630

South Africa (2.35%)
Food & Drug Stores (2.35%)
Shoprite Holdings Ltd. - ADR	24,000	404,400

Switzerland (4.33%)
Large Pharmaceuticals (2.81%)
Roche Holding AG - ADR	12,000	484,800

Packaged Food (1.52%)
Nestlé S.A. - ADR	2,750	262,680

Total Switzerland		747,480

Taiwan Province of China (3.49%)
Semiconductor Manufacturing (3.49%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,000	600,860

United Kingdom (9.14%)
Alcoholic Beverages (1.50%)
Diageo PLC - ADR	2,800	257,852

Large Pharmaceuticals (3.58%)
AstraZeneca PLC - ADR	7,500	618,000

Personal Care Products (2.45%)
Unilever PLC - ADR	7,000	421,330

Publishing (1.61%)
Pearson PLC - ADR	20,000	278,200

Total United Kingdom		1,575,382

United States (50.77%)
Auto Parts (3.08%)
Miller Industries, Inc.	13,200	529,848

Automotive Retailers (3.85%)
Group 1 Automotive, Inc.	1,670	663,892

Communications Equipment (7.05%)
Apple, Inc.	4,500	1,216,664

Computer Hardware & Storage (4.79%)
NetApp, Inc.	7,000	824,460

Construction & Mining Machinery (2.68%)
Caterpillar, Inc.	800	461,808

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

COMMONWEALTH GLOBAL FUND

	Shares	Fair Value
COMMON STOCKS (98.98%) - continued
United States (50.77%) - continued
Diversified Banks (3.79%)
JPMorgan Chase & Co.	2,100	$653,352

Household Products (2.71%)
Procter & Gamble Co. (The)	3,100	466,147

Infrastructure Software (6.08%)
CrowdStrike Holdings, Inc., Class A(a)	500	271,505
Microsoft Corp.	1,500	776,715
		1,048,220
Integrated Electric Utilities (1.33%)
American Electric Power Co., Inc.	500	60,130
Southern Co. (The)	1,800	169,272
		229,402
Integrated Oil & Gas (3.20%)
Chevron Corp.	3,500	552,020

Life Science & Diagnostics (4.45%)
Thermo Fisher Scientific, Inc.	1,350	765,977

Oilfield Services & Equipment (1.13%)
Natural Gas Services Group, Inc.(a)	7,000	194,880

Online Marketplace (2.13%)
Amazon.com, Inc.(a)	1,500	366,330

Rail Freight (3.29%)
Norfolk Southern Corp.	2,000	566,760

Waste Management (1.21%)
Republic Services, Inc.	1,000	208,240

Total United States		8,748,000

Total Common Stocks (Cost $6,797,993)		17,054,754

MONEY MARKET FUNDS (1.01%)
Federated Hermes Government Obligations Fund, Institutional Class, 3.98%(b)	173,305	173,305
Total Money Market Funds (Cost $173,305)		173,305

Total Investments — (99.99%) (Cost $6,971,298)		17,228,059
Other Assets in Excess of Liabilities (0.01%)		1,901
NET ASSETS — 100.00%		$17,229,960

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments

October 31, 2025

COMMONWEALTH REAL ESTATE SECURITIES FUND

	Shares	Fair Value
COMMON STOCKS (92.93%)
Agricultural Producers (0.66%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	27,432	$102,047

Banks (2.81%)
Harleysville Financial Corp.	8,675	213,232
Third Coast Bancshares, Inc.(a)	6,000	220,500
		433,732
Base Metals (1.11%)
Teck Resources Ltd., Class B	4,000	171,680

Building Construction (2.49%)
Kajima Corp. - ADR	11,900	384,372

Building Materials (10.07%)
James Hardie Industries PLC(a)	25,000	523,250
Tecnoglass, Inc.	17,334	1,033,626
		1,556,876
Cement & Aggregates (3.90%)
Cemex S.A.B. de C.V. - ADR	30,000	304,500
CRH PLC	2,500	297,750
		602,250
Commercial & Residential Building Equipment & Systems (5.55%)
Lennox International, Inc.	1,700	858,500

Data Center REITs (4.81%)
Digital Realty Trust, Inc.	3,368	573,941
Equinix, Inc.	200	169,202
		743,143
Home Products Stores (4.01%)
Lowe’s Cos., Inc.	2,600	619,138

Homebuilding (8.74%)
D.R. Horton, Inc.	4,000	596,320
Lennar Corp., Class A	3,200	396,064
NVR, Inc.(a)	50	360,541
		1,352,925
Hotels Resorts & Cruise Lines (4.80%)
InterContinental Hotels Group PLC - ADR	6,103	741,270

Industrial Machinery (2.08%)
Techtronic Industries Company Ltd. - ADR	5,500	321,915

Industrial REITs (5.82%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,200	421,192
Prologis, Inc.	2,000	248,180
STAG Industrial, Inc.	6,000	229,620
		898,992

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

COMMONWEALTH REAL ESTATE SECURITIES FUND

	Shares	Fair Value
COMMON STOCKS (92.93%) - continued
Infrastructure REITs (6.54%)
American Tower Corp., Class A	2,500	$447,450
Crown Castle International Corp.	2,000	180,440
SBA Communications Corp., Class A	2,000	382,960
		1,010,850
Mortgage Finance (0.94%)
Starwood Property Trust, Inc.	8,000	145,440

Multi Asset Class REITs (1.90%)
WP Carey, Inc.	4,470	295,020

Residential Owners & Developers (1.60%)
Cyrela Brazil Realty S.A. - ADR	44,000	246,840

Residential REITs (3.00%)
AvalonBay Communities, Inc.	2,000	347,840
Millrose Properties, Inc.(a)	3,600	115,956
		463,796
Retail REITs (3.48%)
Kite Realty Group Trust	9,000	199,260
National Retail Properties, Inc.	4,000	161,840
Simon Property Group, Inc.	1,000	175,760
		536,860
Self-Storage REITs (5.21%)
Extra Space Storage, Inc.	2,500	333,850
Global Self Storage, Inc.	39,000	193,050
Public Storage	1,000	278,560
		805,460
Specialized REITs (7.08%)
Charter Hall Education Trust	99,140	209,570
Gladstone Land Corp.	15,700	142,242
Iron Mountain, Inc.	7,200	741,240
		1,093,052
Timber REITs (2.81%)
PotlatchDeltic Corp.	6,000	240,000
Weyerhaeuser Co.	8,500	195,500
		435,500
Transport Operations & Services (3.52%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,800	544,212

Total Common Stocks (Cost $6,751,925)		14,363,870

	Principal Amount
U.S. GOVERNMENT & AGENCIES (3.63%)
Federal National Mortgage Association, 0.88%, 8/5/2030	$200,000	175,597

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Schedule of Investments (continued)

October 31, 2025

COMMONWEALTH REAL ESTATE SECURITIES FUND

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES (3.63%) - continued
United States Treasury Note, 3.38%, 5/15/2033	$400,000	$385,532
Total U.S. Government & Agencies (Cost $554,168)		561,129

	Shares
MONEY MARKET FUNDS (3.53%)
Federated Hermes Government Obligations Fund, Institutional Class, 3.98%(b)	545,825	545,825
Total Money Market Funds (Cost $545,825)		545,825

Total Investments — (100.09%) (Cost $7,851,918)		15,470,824
Liabilities in Excess of Other Assets (-0.09%)		(13,684)
NET ASSETS — 100.00%		$15,457,140

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Assets and Liabilities

October 31, 2025

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund
ASSETS
Investments in securities at fair value (cost $7,478,164, $3,969,754 and $4,039,068)	$13,631,255	$5,674,493	$6,925,201
Foreign currencies, at value (cost $373,824, $3,402 and $80,367)	358,063	3,381	75,722
Receivable for fund shares sold	1,200	16,472	—
Receivable from Advisor	—	5,349	5,830
Dividends and interest receivable	44,267	1,327	48,744
Prepaid expenses	21,269	7,879	9,543
Total Assets	14,056,054	5,708,901	7,065,040

LIABILITIES
Payable for fund shares redeemed	—	19,292	—
Payable for investments purchased	195,926	—	—
Payable to Advisor	8,664	—	—
Distribution (12b-1) fees accrued	5,648	1,823	3,096
Payable to Administrator	6,822	3,461	4,294
Payable to trustees	49	24	—
Other accrued expenses	24,261	12,568	16,400
Total Liabilities	241,370	37,168	23,790
Commitments and contingent liabilities (Note 9)
NET ASSETS	$13,814,684	$5,671,733	$7,041,250

NET ASSETS CONSIST OF:
Paid-in capital	$7,709,449	$4,969,412	$4,310,057
Accumulated earnings	6,105,235	702,321	2,731,193
NET ASSETS	$13,814,684	$5,671,733	$7,041,250
Shares outstanding (unlimited number of shares authorized)	1,080,554	528,785	1,644,982
Net asset value, offering and redemption price per share(a)	$12.78	$10.73	$4.28

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Assets and Liabilities (continued)

October 31, 2025

	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS
Investments in securities at fair value (cost $6,971,298 and $7,851,918)	$17,228,059	$15,470,824
Receivable for fund shares sold	150	1,000
Dividends and interest receivable	13,095	14,750
Tax reclaims receivable	28,774	—
Prepaid expenses	17,819	22,679
Total Assets	17,287,897	15,509,253

LIABILITIES
Payable for fund shares redeemed	—	1,372
Payable to Advisor	11,055	10,129
Distribution (12b-1) fees accrued	8,326	4,072
Payable to Administrator	8,554	8,044
Other accrued expenses	30,002	28,496
Total Liabilities	57,937	52,113
Commitments and contingent liabilities (Note 9)
NET ASSETS	$17,229,960	$15,457,140

NET ASSETS CONSIST OF:
Paid-in capital	$6,456,593	$7,408,185
Accumulated earnings	10,773,367	8,048,955
NET ASSETS	$17,229,960	$15,457,140
Shares outstanding (unlimited number of shares authorized)	802,835	676,640
Net asset value, offering and redemption price per share(a)	$21.46	$22.84

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Operations

For the fiscal year ended October 31, 2025

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $57,228, $27,183 and $23,660)	$301,488	$149,698	$135,122
Interest income	—	6,560	5,411
Non-cash income	65,803	—	—
Total investment income	367,291	156,258	140,533

EXPENSES
Investment Advisor	90,570	33,129	48,052
Administration	67,366	27,563	37,398
Distribution (12b-1)	30,190	11,043	16,017
Legal	24,997	8,710	12,977
Registration	22,249	11,494	13,859
Audit and tax preparation	18,219	6,824	9,922
Trustee	16,584	7,912	9,218
Transfer agent	15,966	15,966	15,966
Transfer agent OOP	10,295	9,478	9,510
Printing	10,203	4,758	6,153
Insurance	9,167	2,822	4,582
Pricing	7,735	7,488	10,193
Chief Compliance Officer	6,465	2,327	3,436
Custodian	5,616	2,681	4,370
Interest expense	138	—	54
Miscellaneous	13,916	13,998	13,741
Total expenses	349,676	166,193	215,448
Fees contractually waived and expenses reimbursed by Advisor	—	(88,793)	(103,227)
Net operating expenses	349,676	77,400	112,221
Net investment income	17,615	78,858	28,312

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	88,498	(6,620)	29,380
Foreign currency transactions	(65,042)	1,695	(2,298)
Total net realized gain (loss)	23,456	(4,925)	27,082
Net change in unrealized appreciation (depreciation) on:
Investment securities	1,962,698	1,043,246	802,487
Foreign currency translations	27,970	(33)	(3,484)
Total net change in unrealized appreciation (depreciation)	1,990,668	1,043,213	799,003
Net realized and change in unrealized gain on investments	2,014,124	1,038,288	826,085
Net increase in net assets resulting from operations	$2,031,739	$1,117,146	$854,397

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Operations (continued)

For the fiscal year ended October 31, 2025

	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $24,630 and $16,368)	$336,865	$416,418
Interest income	—	35,145
Total investment income	336,865	451,563

EXPENSES
Investment Advisor	125,621	120,307
Administration	91,578	90,089
Distribution (12b-1)	42,368	40,103
Legal	35,145	34,081
Audit and tax preparation	25,480	24,555
Trustee	23,778	22,883
Transfer agent	15,966	15,966
Insurance	12,691	12,488
Printing	12,356	12,581
Registration	10,649	12,097
Transfer agent OOP	9,566	9,556
Chief Compliance Officer	9,054	8,718
Custodian	3,167	2,316
Pricing	1,060	1,771
Interest expense	84	—
Miscellaneous	14,516	13,817
Total expenses	433,079	421,328
Net investment income (loss)	(96,214)	30,235

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	587,163	396,148
Foreign currency transactions	—	(8)
Total net realized gain	587,163	396,140
Net change in unrealized appreciation (depreciation) on:
Investment securities	557,366	(1,418,433)
Total net change in unrealized appreciation (depreciation)	557,366	(1,418,433)
Net realized and change in unrealized gain (loss) on investments	1,144,529	(1,022,293)
Net increase (decrease) in net assets resulting from operations	$1,048,315	$(992,058)

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Changes in Net Assets

	Commonwealth Australia/ New Zealand Fund		Africa Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$17,615	$57,864	$78,858	$84,005
Net realized gain (loss) from investment securities and foreign currency transactions	23,456	225,972	(4,925)	(221,976)
Net change in unrealized appreciation from investment securities and foreign currency translations	1,990,668	871,439	1,043,213	1,197,689
Change in net assets resulting from operations	2,031,739	1,155,275	1,117,146	1,059,718

Distributions To Shareholders From:
Earnings	(158,081)	(31,068)	(157,934)	(99,144)

Capital Transactions:
Proceeds from shares sold	892,018	883,335	913,071	422,251
Reinvestment of distributions	156,359	30,410	144,929	93,340
Amount paid for shares redeemed	(1,125,415)	(1,030,173)	(324,503)	(354,641)
Redemption fees	—	—	406	20
Change in net assets resulting from capital transactions	(77,038)	(116,428)	733,903	160,970
Net Increase in Net Assets	1,796,620	1,007,779	1,693,115	1,121,544

Net Assets:
Beginning of year	12,018,064	11,010,285	3,978,618	2,857,074
End of year	$13,814,684	$12,018,064	$5,671,733	$3,978,618

Share Transactions:
Shares sold	80,124	83,115	100,835	56,216
Shares issued in reinvestment of distributions	14,807	2,735	16,833	13,091
Shares redeemed	(100,747)	(93,540)	(34,941)	(47,460)
Change in shares outstanding	(5,816)	(7,690)	82,727	21,847

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Changes in Net Assets (continued)

	Commonwealth Japan Fund		Commonwealth Global Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$28,312	$11,873	$(96,214)	$(120,722)
Net realized gain from investment securities and foreign currency transactions	27,082	12,365	587,163	600,845
Net change in unrealized appreciation from investment securities and foreign currency translations	799,003	563,786	557,366	2,807,027
Change in net assets resulting from operations	854,397	588,024	1,048,315	3,287,150

Distributions To Shareholders From:
Earnings	(34,024)	(5,994)	(547,611)	—

Capital Transactions:
Proceeds from shares sold	602,029	576,702	88,462	56,946
Reinvestment of distributions	33,945	5,981	546,797	—
Amount paid for shares redeemed	(328,268)	(812,469)	(823,975)	(1,010,177)
Redemption fees	—	—	1	—
Change in net assets resulting from capital transactions	307,706	(229,786)	(188,715)	(953,231)
Net Increase in Net Assets	1,128,079	352,244	311,989	2,333,919

Net Assets:
Beginning of year	5,913,171	5,560,927	16,917,971	14,584,052
End of year	$7,041,250	$5,913,171	$17,229,960	$16,917,971

Share Transactions:
Shares sold	160,103	151,727	4,383	2,859
Shares issued in reinvestment of distributions	9,052	1,599	26,075	—
Shares redeemed	(86,158)	(215,312)	(40,403)	(49,629)
Change in shares outstanding	82,997	(61,986)	(9,945)	(46,770)

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Statements of Changes in Net Assets (continued)

	Commonwealth Real Estate Securities Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$30,235	$20,677
Net realized gain from investment securities and foreign currency transactions	396,140	295,895
Net change in unrealized appreciation (depreciation) from investment securities and foreign currency translations	(1,418,433)	4,326,152
Change in net assets resulting from operations	(992,058)	4,642,724

Distributions To Shareholders From:
Earnings	(289,195)	—

Capital Transactions:
Proceeds from shares sold	615,787	1,206,279
Reinvestment of distributions	288,794	—
Amount paid for shares redeemed	(998,274)	(999,153)
Redemption fees	199	207
Change in net assets resulting from capital transactions	(93,494)	207,333
Net Increase (Decrease) in Net Assets	(1,374,747)	4,850,057

Net Assets:
Beginning of year	16,831,887	11,981,830
End of year	$15,457,140	$16,831,887

Share Transactions:
Shares sold	26,553	52,993
Shares issued in reinvestment of distributions	11,821	—
Shares redeemed	(42,785)	(42,987)
Change in shares outstanding	(4,411)	10,006

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Commonwealth Australia/New Zealand Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$11.06	$10.06	$11.34	$17.17	$12.92

Change in net assets from operations:
Net investment income (loss)	0.02	0.05	0.03	(0.01)	(0.05)
Net realized and unrealized gain (loss) from investments	1.85	0.98	(1.24)	(4.79)	4.32
Total from investment activities	1.87	1.03	(1.21)	(4.80)	4.27

Distributions:
Net investment income	(0.12)	(0.03)	—	(0.02)	(0.02)
Net realized gains	(0.03)	—	(0.07)	(1.01)	—
Total distributions	(0.15)	(0.03)	(0.07)	(1.03)	(0.02)
Redemption fees	—	—	—	—	— (a)
Net asset value, end of year	$12.78	$11.06	$10.06	$11.34	$17.17

Total Return	17.20%	10.22%	(10.80)%	(29.37)%	33.04%

Net assets, at end of year (000 omitted)	$13,815	$12,018	$11,010	$12,976	$20,118

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.89%	2.86%	2.81%	2.60%	2.41%
Ratio of gross expenses before waivers and/or reimbursements	2.89%	2.86%	2.81%	2.60%	2.41%
Ratio of net investment income (loss) to average net assets	0.15%	0.48%	0.27%	(0.10)%	(0.35)%
Portfolio turnover rate	8%	8%	6%	8%	20%

(a)	Rounds to less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Africa Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$8.92	$6.74	$7.12	$8.40	$6.04

Change in net assets from operations:
Net investment income	0.20	0.19	0.17	0.20	0.13
Net realized and unrealized gain (loss) from investments	1.97	2.22	(0.48)	(1.32)	2.41
Total from investment activities	2.17	2.41	(0.31)	(1.12)	2.54

Distributions:
Net investment income	(0.36)	(0.23)	(0.07)	(0.16)	(0.18)
Total distributions	(0.36)	(0.23)	(0.07)	(0.16)	(0.18)
Redemption fees	— (a)	— (a)	— (a)	— (a)	— (a)
Net asset value, end of year	$10.73	$8.92	$6.74	$7.12	$8.40

Total Return	25.25%	36.64%	(4.41)%	(13.59)%	42.38%

Net assets, at end of year (000 omitted)	$5,672	$3,979	$2,857	$2,857	$2,954

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.76%	4.20%	4.38%	4.27%	4.32%
Ratio of net investment income to average net assets	1.78%	2.52%	2.38%	2.27%	1.56%
Portfolio turnover rate	1%	4%	6%	3%	11%

(a)	Rounds to less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Commonwealth Japan Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$3.79	$3.42	$3.03	$4.41	$4.03

Change in net assets from operations:
Net investment income (loss)	0.02	— (a)	0.01	(0.01)	(0.02)
Net realized and unrealized gain (loss) from investments	0.49	0.37	0.38	(1.20)	0.40
Total from investment activities	0.51	0.37	0.39	(1.21)	0.38

Distributions:
Net investment income	(0.02)	— (a)	—	(0.04)	—
Net realized gains	—	—	—	(0.13)	—
Total distributions	(0.02)	—	—	(0.17)	—
Net asset value, end of year	$4.28	$3.79	$3.42	$3.03	$4.41

Total Return	13.59%	10.93%	12.87%	(28.39)%	9.43%

Net assets, at end of year (000 omitted)	$7,041	$5,913	$5,561	$4,646	$6,732

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.36%	3.29%	3.45%	3.38%	3.01%
Ratio of net investment income (loss) to average net assets	0.44%	0.20%	0.09%	(0.08)%	(0.51)%
Portfolio turnover rate	6%	9%	12%	8%	15%

(a)	Rounds to less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Commonwealth Global Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$20.81	$16.97	$16.86	$21.12	$16.20

Change in net assets from operations:
Net investment loss	(0.12)	(0.15)	(0.15)	(0.09)	(0.11)
Net realized and unrealized gain (loss) from investments	1.45	3.99	0.41	(4.17)	5.03
Total from investment activities	1.33	3.84	0.26	(4.26)	4.92

Distributions:
Net realized gains	(0.68)	—	(0.15)	—	—
Total distributions	(0.68)	—	(0.15)	—	—
Redemption fees	— (a)	—	—	—	—
Net asset value, end of year	$21.46	$20.81	$16.97	$16.86	$21.12

Total Return	6.46%	22.63%	1.51%	(20.17)%	30.37%

Net assets, at end of year (000 omitted)	$17,230	$16,918	$14,584	$14,825	$19,642

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.58%	2.54%	2.61%	2.49%	2.33%
Ratio of net investment loss to average net assets	(0.57)%	(0.72)%	(0.81)%	(0.44)%	(0.54)%
Portfolio turnover rate	7%	4%	9%	7%	6%

(a)	Rounds to less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Financial Highlights

Commonwealth Real Estate Securities Fund

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of year	$24.71	$17.86	$17.68	$22.57	$15.95

Change in net assets from operations:
Net investment income (loss)	0.05	0.03	0.04	(0.10)	(0.14)
Net realized and unrealized gain (loss) from investments	(1.49)	6.82	0.25	(4.63)	6.76
Total from investment activities	(1.44)	6.85	0.29	(4.73)	6.62

Distributions:
Net investment income	(0.01)	—	—	—	—
Net realized gains	(0.42)	—	(0.11)	(0.16)	—
Total distributions	(0.43)	—	(0.11)	(0.16)	—
Redemption fees	— (a)	— (a)	—	— (a)	—
Net asset value, end of year	$22.84	$24.71	$17.86	$17.68	$22.57

Total Return	(5.96)%	38.35%	1.61%	(21.11)%	41.50%

Net assets, at end of year (000 omitted)	$15,457	$16,832	$11,982	$11,620	$15,053

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.63%	2.54%	2.71%	2.58%	2.44%
Ratio of net investment income (loss) to average net assets	0.19%	0.13%	0.16%	(0.45)%	(0.66)%
Portfolio turnover rate	9%	6%	14%	34%	9%

(a)	Rounds to less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Commonwealth International Series Trust

Notes to the Financial Statements

October 31, 2025

Note 1 − Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 − Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 − Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

October 31, 2025

A) Valuation of Securities − Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by FCA Corp (the “Advisor”) as “valuation designee” under the oversight of the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

B) Fair Value Measurements − The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 − unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 − significant unobservable inputs (including management’s own assumptions in determining the fair value of investments).

Commonwealth International Series Trust
Notes to the Financial Statements (continued)

October 31, 2025

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy. To the extent certain conditions are met and the independent fair value pricing service uses a fair value factor for foreign equity securities, they will be classified as Level 2.

Corporate, Sovereign Bonds and U.S. Government & Agency Bonds - The fair value of bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds and sovereign bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Australia/New Zealand Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,593,403	$—	$—	$13,593,403
Money Market Funds	37,852	—	—	37,852
Total	$13,631,255	$—	$—	$13,631,255

Commonwealth International Series Trust
Notes to the Financial Statements (continued)

October 31, 2025

Africa Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,377,306	$—	$—	$5,377,306
Sovereign Bonds	—	95,882	—	95,882
Money Market Funds	201,305	—	—	201,305
Total	$5,578,611	$95,882	$—	$5,674,493

Japan Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,790,124	$—	$—	$6,790,124
Corporate Bonds	—	87,917	—	87,917
Money Market Funds	47,160	—	—	47,160
Total	$6,837,284	$87,917	$—	$6,925,201

Global Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$17,054,754	$—	$—	$17,054,754
Money Market Funds	173,305	—	—	173,305
Total	$17,228,059	$—	$—	$17,228,059

Real Estate Securities Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,979,498	$384,372	$—	$14,363,870
U.S. Government & Agencies	—	561,129	—	561,129
Money Market Funds	545,825	—	—	545,825
Total	$14,525,323	$945,501	$—	$15,470,824

(a)	For a detailed breakout by industry or country, please refer to the Schedules of Investments. All level 2 positions are classified as such from fair value factor adjustments as of October 31, 2025 as described in the Note above.

C) Currency Translation − For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Commonwealth International Series Trust
Notes to the Financial Statements (continued)

October 31, 2025

D) Allocations of Expenses − Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments − Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on bonds purchased are amortized over the life of the bonds using the effective interest method (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes − It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions

Commonwealth International Series Trust
Notes to the Financial Statements (continued)

October 31, 2025

taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders − The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees − Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the fiscal year ended October 31, 2025, the Africa Fund, Global Fund and Real Estate Fund had contributions to capital due to redemption fees in the amount of $406, $1 and $198, respectively.

I) Option Accounting Principles − A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received. During and as of the fiscal year ended October 31, 2025, the Funds had no written options.

Commonwealth International Series Trust
Notes to the Financial Statements (continued)

October 31, 2025

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid. During and as of the fiscal year ended October 31, 2025, the Funds had no purchased options.

J) Forward Currency Contracts − Forward currency contracts may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency contracts include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the fiscal year ended October 31, 2025, the Funds held no forward currency contracts.

K) Use of Estimates − The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 − Related Party Transactions and Other Arrangements

A) Investment Advisor − The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2026, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

October 31, 2025

fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2026, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of October 31, 2025, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2026	$80,585	$94,303
October 31, 2027	$81,485	$93,739
October 31, 2028	$88,793	$103,227

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds’ shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

October 31, 2025

(12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel − Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 − Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the fiscal year ended October 31, 2025, were as follows:

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
Purchases	$1,361,766	$553,209	$569,684	$1,104,426	$1,331,361
Sales	915,648	54,945	389,374	2,003,998	1,475,464

There were no long-term purchases or sales for U.S. Government Obligations for any of the Funds during the fiscal year ended October 31, 2025.

Note 6 − Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

October 31, 2025

the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Note 7 – Tax Matters

At October 31, 2025, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$6,708,451	$1,738,552	$2,884,273	$10,297,735	$7,716,877
Gross unrealized depreciation	(565,856)	(320,331)	(209,164)	(46,885)	(99,880)
Net unrealized appreciation (depreciation) on investments	$6,142,595	$1,418,221	$2,675,109	$10,250,850	$7,616,997
Tax cost of investments	$7,488,660	$4,256,272	$4,250,092	$6,977,209	$7,853,827

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, straddle deferrals and passive foreign investment companies (“PFICs”).

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

October 31, 2025

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$68,582	$246,249	$86,115	$—	$35,875
Undistributed long-term capital gains	—	—	—	584,366	396,083
Tax accumulated earnings	68,582	246,249	86,115	584,366	431,958
Accumulated capital and other losses	(90,626)	(962,127)	(23,721)	(61,849)	—
Unrealized appreciation on investments	6,127,279	1,418,199	2,668,799	10,250,850	7,616,997
Total accumulated earnings	$6,105,235	$702,321	$2,731,193	$10,773,367	$8,048,955

The tax character of distributions paid during the tax year ended October 31, 2025 and 2024 were as follows:

	Australia/New Zealand Fund		Africa Fund		Japan Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$123,174	$31,068	$157,934	$99,144	$34,024	$5,994
Long-term capital gains	34,907	—	—	—	—	—
Total distributions paid	$158,081	$31,068	$157,934	$99,144	$34,024	$5,994

	Global Fund		Real Estate Securities Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$—	$—	$5,636	$—
Long-term capital gains	547,611	—	283,559	—
Total distributions paid	$547,611	$—	$289,195	$—

As of October 31, 2025, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Non-Expiring
	Short-Term	Long-Term
Australia/New Zealand Fund	$25,773	$64,853
Africa Fund	16,130	945,997
Japan Fund	23,721	—
Global Fund	—	—
Real Estate Securities Fund	—	—

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

October 31, 2025

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of October 31, 2025, the Global Fund had $61,849 of qualified late-year ordinary losses, which were deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

The Funds have recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated earnings (deficit) on a tax basis which is considered to be more informative to the shareholder. The permanent differences primarily relate to net operating losses and prior year tax return true-up. As of October 31, 2025, the Funds recorded the following reclassifications to increase (decrease) the capital accounts listed below:

Fund	Paid-In Capital	Accumulated Earnings (Deficit)
Commonwealth Australia/New Zealand Fund	$—	$—
Africa Fund	—	—
Commonwealth Japan Fund	—	—
Commonwealth Global Fund	(122,775)	122,775
Commonwealth Real Estate Securities Fund	(3,886)	3,886

Note 8 − Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). This Agreement shall expire on July 31, 2026. Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $1,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee upon contract renewal in an amount equal to $1,000. Any

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

October 31, 2025

principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.300%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the fiscal year ended October 31, 2025, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$108,578	7.65%
Japan Fund	$65,404	7.50%
Global Fund	$101,413	7.50%

During the fiscal year ended October 31, 2025, the Australia/New Zealand Fund, Japan Fund and Global Fund paid $138, $54 and $84, respectively, in interest on borrowings and overdrafts. There were no borrowings outstanding under the Agreement as of October 31, 2025. The Funds only utilize the line of credit for draws greater than $50,000.

Note 9 − Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 10 − Concentration of Market Risk

The Australia/New Zealand Fund invests primarily in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

Commonwealth International Series Trust

Notes to the Financial Statements (continued)

October 31, 2025

As of October 31, 2025, the Australia/New Zealand Fund held approximately 14% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 11 − Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Commonwealth International Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund, and Commonwealth Real Estate Securities Fund (the “Funds”), each a series of Commonwealth International Series Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose report dated December 22, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 22, 2025

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

By	/s/ Robert Scharar
Robert Scharar
President and Principal Executive Officer

Date:	1/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Scharar
Robert Scharar
President and Principal Executive Officer

Date:	1/2/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer

Date:	1/2/2026